Schedule of Investments (unaudited) June 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Air Industries Group(a)(b)	92,806	$110,439
Astronics Corp.(a)	62,215	656,990
CPI Aerostructures Inc.(a)(b)	37,672	123,941
Ducommun Inc.(a)	28,464	992,540
Innovative Solutions & Support Inc.(a)(b)	36,863	184,315
Maxar Technologies Inc.(a)(b)	157,285	2,824,839
National Presto Industries Inc.	14,003	1,223,722
Park Aerospace Corp.	48,579	541,170
Vectrus Inc.(a)	29,471	1,447,910

		8,105,866

Air Freight & Logistics — 0.3%
Echo Global Logistics Inc.(a)	68,351	1,477,749
Radiant Logistics Inc.(a)	104,254	409,718

		1,887,467

Airlines — 0.0%
Mesa Air Group Inc.(a)	78,925	271,502

Auto Components — 1.0%
Cooper-Standard Holdings Inc.(a)	43,486	576,190
Horizon Global Corp.(a)(b)	52,936	116,459
Modine Manufacturing Co.(a)	127,850	705,732
Motorcar Parts of America Inc.(a)(b)	48,014	848,407
Stoneridge Inc.(a)(b)	66,446	1,372,774
Strattec Security Corp.	9,956	158,699
Superior Industries International Inc.	70,783	120,331
Unique Fabricating Inc.(a)	20,839	66,476
Workhorse Group Inc.(a)(b)	163,468	2,842,709
XPEL Inc.(a)	42,816	669,642

		7,477,419

Automobiles — 0.0%
Arcimoto Inc.(a)(b)	42,593	226,595

Banks — 14.7%
1st Constitution Bancorp	25,634	317,862
ACNB Corp.	18,581	486,451
Allegiance Bancshares Inc.	49,076	1,246,040
Amalgamated Bank, Class A	36,219	457,808
Amerant Bancorp Inc.(a)(b)	60,605	911,499
American National Bankshares Inc.	28,394	710,986
American River Bankshares	15,368	164,438
AmeriServ Financial Inc.	51,822	158,575
Ames National Corp.	24,123	476,188
Arrow Financial Corp.	32,968	980,139
Atlantic Capital Bancshares Inc.(a)(b)	56,917	692,111
Bancorp. Inc. (The)(a)(b)	133,822	1,311,456
Bank First Corp.(b)	16,609	1,064,637
Bank of Commerce Holdings	44,949	340,713
Bank of Marin Bancorp	33,911	1,130,254
Bank of Princeton (The)(b)	13,426	269,594
Bank7 Corp.(b)	8,374	90,900
BankFinancial Corp.	37,523	315,193
Bankwell Financial Group Inc.	18,091	287,647
Bar Harbor Bankshares	40,924	916,288
Baycom Corp.(a)(b)	31,310	404,212
BCB Bancorp. Inc.	39,315	364,843
Blue Ridge Bankshares Inc.	11,522	175,252
Bridge Bancorp. Inc.	42,802	977,598
Bryn Mawr Bank Corp.	50,447	1,395,364

Security	Shares	Value

Banks (continued)
Business First Bancshares Inc.	32,274	$495,406
Byline Bancorp Inc.	65,751	861,338
C&F Financial Corp.	7,212	239,799
California Bancorp Inc.(a)	20,408	304,079
Cambridge Bancorp	16,913	1,001,926
Camden National Corp.	37,846	1,307,201
Capital Bancorp Inc./MD(a)	20,601	220,431
Capital City Bank Group Inc.	34,312	718,836
Capstar Financial Holdings Inc.	44,784	537,408
Carter Bank & Trust	60,282	486,476
CB Financial Services Inc.(b)	13,817	301,487
CBTX Inc.	45,217	949,557
Central Valley Community Bancorp	31,465	484,246
Century Bancorp. Inc./MA, Class A, NVS	7,815	607,382
Chemung Financial Corp.	8,377	228,692
ChoiceOne Financial Services Inc.	17,699	523,182
Citizens & Northern Corp.	36,512	753,973
Citizens Community Bancorp. Inc./WI	28,218	193,575
Citizens Holding Co.	3,668	91,700
Civista Bancshares Inc.	44,994	692,908
CNB Financial Corp./PA	39,949	716,286
Coastal Financial Corp./WA(a)	24,827	360,488
Codorus Valley Bancorp. Inc.	21,804	301,549
Colony Bankcorp Inc.	24,734	291,119
Community Bankers Trust Corp.	57,931	318,621
Community Trust Bancorp. Inc.	39,834	1,304,962
ConnectOne Bancorp. Inc.	97,887	1,577,938
County Bancorp. Inc.(b)	13,068	273,513
CrossFirst Bankshares Inc.(a)(b)	123,556	1,208,378
Customers Bancorp. Inc.(a)	74,413	894,444
Delmar Bancorp	28,431	186,792
Dime Community Bancshares Inc.	74,459	1,022,322
Eagle Bancorp. Montana Inc.	18,214	316,559
Enterprise Bancorp. Inc./MA	23,660	563,581
Equity Bancshares Inc., Class A(a)(b)	38,958	679,428
Esquire Financial Holdings Inc.(a)	18,400	310,960
Evans Bancorp. Inc.	12,722	295,914
Farmers & Merchants Bancorp. Inc./Archbold OH	22,817	484,633
Farmers National Banc Corp.	66,631	790,244
Financial Institutions Inc.	44,237	823,251
First Bancorp. Inc./ME	27,296	592,323
First Bancshares Inc. (The)	54,489	1,226,003
First Bank/Hamilton NJ	43,963	286,639
First Business Financial Services Inc.	25,050	412,073
First Choice Bancorp	28,208	462,047
First Community Bankshares Inc.	48,019	1,078,027
First Community Corp./SC	20,750	314,363
First Financial Corp./IN	34,491	1,270,648
First Financial Northwest Inc.	25,118	243,393
First Foundation Inc.	100,981	1,650,030
First Guaranty Bancshares Inc.	10,029	122,655
First Internet Bancorp	26,387	438,552
First Mid Bancshares Inc.	37,415	981,395
First Northwest Bancorp	25,916	321,877
First of Long Island Corp. (The)	58,314	952,851
First U.S. Bancshares Inc.	14,397	99,339
First United Corp.	18,644	248,711
First Western Financial Inc.(a)	17,543	249,988
Flushing Financial Corp.	73,878	851,075
FNCB Bancorp Inc.	44,996	258,727

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Franklin Financial Network Inc.	35,869	$923,627
Franklin Financial Services Corp.	9,558	247,552
FVCBankcorp Inc.(a)	30,805	331,462
German American Bancorp. Inc.	65,284	2,030,332
Great Southern Bancorp. Inc.	28,278	1,141,300
Guaranty Bancshares Inc./TX(b)	20,121	520,530
Hanmi Financial Corp.	68,817	668,213
Harborone Bancorp Inc.(a)	135,582	1,157,870
Hawthorn Bancshares Inc.	13,704	269,827
HBT Financial Inc.	27,500	366,575
Heritage Commerce Corp.	152,854	1,147,169
HomeTrust Bancshares Inc.	43,387	694,192
Horizon Bancorp Inc./IN	114,424	1,223,193
Howard Bancorp. Inc.(a)	34,921	370,861
Independent Bank Corp./MI	57,358	851,766
Investar Holding Corp.	28,181	408,625
Lakeland Bancorp. Inc.	125,189	1,430,910
Landmark Bancorp. Inc./Manhattan KS	11,506	284,313
LCNB Corp.	34,085	543,997
Level One Bancorp. Inc.	11,396	190,769
Limestone Bancorp. Inc.(a)(b)	13,082	172,028
Macatawa Bank Corp.	67,392	527,005
Mackinac Financial Corp.	26,125	270,916
MainStreet Bancshares Inc.(a)(b)	18,865	249,018
Malvern Bancorp. Inc.(a)	21,789	277,374
Mercantile Bank Corp.	40,548	916,385
Meridian Corp.(a)	15,122	239,684
Metrocity Bankshares Inc.	46,052	659,925
Metropolitan Bank Holding Corp.(a)	18,897	606,216
Mid Penn Bancorp. Inc.	15,789	290,991
Middlefield Banc Corp.	16,499	342,354
Midland States Bancorp. Inc.	58,838	879,628
MidWestOne Financial Group Inc.	37,569	751,380
MVB Financial Corp.	25,479	338,871
National Bankshares Inc.	14,426	412,584
Nicolet Bankshares Inc.(a)(b)	24,893	1,364,136
Northeast Bank(a)	19,357	339,715
Northrim Bancorp. Inc.	17,584	442,062
Norwood Financial Corp.	13,511	334,938
Ohio Valley Banc Corp.	9,344	210,707
Old Second Bancorp. Inc.(b)	73,853	574,576
Origin Bancorp Inc.(b)	56,338	1,239,436
Orrstown Financial Services Inc.	25,975	383,131
Pacific Mercantile Bancorp(a)	54,891	200,901
Parke Bancorp. Inc.	29,248	396,310
PCB Bancorp	34,891	359,377
Peapack Gladstone Financial Corp.	47,523	890,106
Penns Woods Bancorp. Inc.	17,091	388,137
Peoples Bancorp. Inc./OH	50,836	1,081,790
Peoples Bancorp. of North Carolina Inc.	10,900	192,603
Peoples Financial Services Corp.	18,575	709,379
People’s Utah Bancorp	43,305	973,063
Plumas Bancorp	13,317	294,572
Preferred Bank/Los Angeles CA	35,319	1,513,419
Premier Financial Bancorp. Inc.	34,581	443,328
Professional Holding Corp., Class A(a)(b)	11,915	165,380
QCR Holdings Inc.	37,929	1,182,626
RBB Bancorp	44,798	611,493
Red River Bancshares Inc.(b)	13,222	580,314
Reliant Bancorp Inc.	41,076	669,128

Security	Shares	Value

Banks (continued)
Republic Bancorp. Inc./KY, Class A	26,606	$870,282
Republic First Bancorp. Inc.(a)	120,201	293,290
Richmond Mutual Bancorp. Inc.(b)	35,322	397,019
Riverview Financial Corp.	6,507	35,008
SB Financial Group Inc.	19,399	322,411
SB One Bancorp	23,831	469,471
Select Bancorp. Inc.(a)(b)	47,573	387,244
Shore Bancshares Inc.	37,905	420,366
Sierra Bancorp	37,432	706,716
Silvergate Capital Corp., Class A(a)(b)	39,616	554,624
SmartFinancial Inc.(b)	37,698	609,954
South Plains Financial Inc.	24,439	348,011
Southern First Bancshares Inc.(a)(b)	20,479	567,473
Southern National Bancorp. of Virginia Inc.	55,786	540,566
Spirit of Texas Bancshares Inc.(a)(b)	35,240	433,804
Stock Yards Bancorp. Inc.	52,510	2,110,902
Summit Financial Group Inc.	25,523	420,619
TriState Capital Holdings Inc.(a)(b)	71,413	1,121,898
Triumph Bancorp. Inc.(a)	57,088	1,385,526
United Security Bancshares/Fresno CA	38,842	259,853
Unity Bancorp. Inc.	20,872	298,470
Univest Financial Corp.	73,740	1,190,164
Washington Trust Bancorp. Inc.	43,666	1,430,061
West Bancorp. Inc.	41,030	717,615

		104,596,764

Beverages — 0.3%
Celsius Holdings Inc.(a)	88,290	1,039,173
Craft Brew Alliance Inc.(a)(b)	29,749	457,837
New Age Beverages Corp.(a)(b)	222,669	340,684

		1,837,694

Biotechnology — 16.3%
89bio Inc.(a)(b)	7,016	139,829
Abeona Therapeutics Inc.(a)(b)	151,259	440,920
Acorda Therapeutics Inc.(a)(b)	126,904	93,224
Adamas Pharmaceuticals Inc.(a)	59,637	152,671
ADMA Biologics Inc.(a)(b)	152,528	446,907
Aduro Biotech Inc.(a)	166,840	385,400
Aeglea BioTherapeutics Inc.(a)	108,341	1,002,154
Affimed NV(a)	191,116	882,000
Agenus Inc.(a)(b)	359,048	1,411,059
AIM ImmunoTech Inc.(a)(b)	68,496	169,870
Akero Therapeutics Inc.(a)(b)	28,570	711,964
Albireo Pharma Inc.(a)	34,052	902,037
Aldeyra Therapeutics Inc.(a)	62,218	259,449
Allena Pharmaceuticals Inc.(a)(b)	43,466	68,676
Alpine Immune Sciences Inc.(a)(b)	14,797	143,679
Altimmune Inc.(a)	34,938	374,186
Anavex Life Sciences Corp.(a)(b)	132,244	650,640
Anika Therapeutics Inc.(a)(b)	35,907	1,354,771
Anixa Biosciences Inc.(a)(b)	49,842	152,517
Applied Genetic Technologies Corp./DE(a)(b)	62,356	345,452
Aprea Therapeutics Inc.(a)(b)	18,639	722,820
Aptinyx Inc.(a)(b)	62,985	262,647
AquaBounty Technologies Inc.(a)	46,017	148,175
Aravive Inc.(a)(b)	31,637	368,255
Arbutus Biopharma Corp.(a)(b)	131,539	239,401
Arcturus Therapeutics Holding Inc.(a)(b)	33,216	1,552,516
Ardelyx Inc.(a)(b)	186,429	1,290,089
Aridis Pharmaceuticals Inc.(a)	13,428	88,491

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Armata Pharmaceuticals Inc.(a)(b)	38,537	$151,065
Assembly Biosciences Inc.(a)(b)	78,842	1,838,595
Athersys Inc.(a)(b)	441,622	1,218,877
Atreca Inc., Class A(a)(b)	54,902	1,168,315
aTyr Pharma Inc.(a)	22,109	98,164
AVEO Pharmaceuticals Inc.(a)	33,026	170,084
Avid Bioservices Inc.(a)(b)	145,676	956,363
Avrobio Inc.(a)(b)	79,207	1,382,162
Axcella Health Inc.(a)(b)	22,367	123,690
Bellicum Pharmaceuticals Inc.(a)(b)	13,785	102,423
Beyondspring Inc.(a)	34,656	522,612
BioCryst Pharmaceuticals Inc.(a)	393,830	1,876,600
BioSpecifics Technologies Corp.(a)(b)	16,315	999,783
Bioxcel Therapeutics Inc.(a)	27,176	1,440,600
BrainStorm Cell Therapeutics Inc.(a)(b)	69,527	779,398
Cabaletta Bio Inc.(a)	33,136	369,135
Calithera Biosciences Inc.(a)	167,503	884,416
Calyxt Inc.(a)(b)	27,158	133,889
Capricor Therapeutics Inc.(a)	28,683	131,942
CASI Pharmaceuticals Inc.(a)(b)	135,406	338,515
Castle Biosciences Inc.(a)(b)	26,390	994,639
Catabasis Pharmaceutical Inc.(a)(b)	47,693	306,666
Catalyst Biosciences Inc.(a)	42,840	251,471
Catalyst Pharmaceuticals Inc.(a)(b)	249,518	1,152,773
Celcuity Inc.(a)(b)	14,565	100,935
Celldex Therapeutics Inc.(a)	49,380	641,940
Cellular Biomedicine Group Inc.(a)	32,233	482,528
CEL-SCI Corp.(a)(b)	84,728	1,264,142
Celsion Corp.(a)(b)	63,313	235,524
Centogene NV(a)	10,581	242,093
Checkpoint Therapeutics Inc.(a)(b)	101,789	201,542
Chimerix Inc.(a)	124,227	385,104
Cidara Therapeutics Inc.(a)(b)	86,206	318,100
Cohbar Inc.(a)(b)	59,851	92,769
Concert Pharmaceuticals Inc.(a)	73,760	733,912
ContraFect Corp.(a)	36,108	230,730
Corbus Pharmaceuticals Holdings Inc.(a)(b)	169,852	1,425,058
Corvus Pharmaceuticals Inc.(a)(b)	31,948	86,899
Crinetics Pharmaceuticals Inc.(a)(b)	69,389	1,215,695
CTI BioPharma Corp.(a)	153,756	178,357
Cue Biopharma Inc.(a)(b)	70,479	1,727,440
Cyclerion Therapeutics Inc.(a)(b)	57,609	340,469
CytomX Therapeutics Inc.(a)	115,071	958,541
Dermtech Inc., NVS(a)	21,074	278,809
DiaMedica Therapeutics Inc.(a)	34,555	239,466
Dyadic International Inc.(a)(b)	50,981	441,495
Dynavax Technologies Corp.(a)(b)	231,638	2,054,629
Eiger BioPharmaceuticals Inc.(a)(b)	59,251	568,810
Enochian Biosciences Inc.(a)(b)	35,622	149,969
Entasis Therapeutics Holdings Inc.(a)	10,960	32,442
Equillium Inc.(a)	13,655	40,282
Evelo Biosciences Inc.(a)(b)	35,098	171,980
Exicure Inc.(a)(b)	150,593	367,447
Fennec Pharmaceuticals Inc.(a)(b)	56,889	475,023
Five Prime Therapeutics Inc.(a)	71,202	434,332
Flexion Therapeutics Inc.(a)(b)	88,800	1,167,720
Fortress Biotech Inc.(a)(b)	150,184	402,493
Frequency Therapeutics Inc.(a)(b)	72,361	1,682,393
Galectin Therapeutics Inc.(a)(b)	87,813	268,708
Galera Therapeutics Inc.(a)	20,758	148,212

Security	Shares	Value

Biotechnology (continued)
Genocea Biosciences Inc.(a)(b)	41,218	$94,801
Genprex Inc.(a)	74,878	235,117
Geron Corp.(a)	478,833	1,043,856
GlycoMimetics Inc.(a)(b)	87,663	329,613
Gritstone Oncology Inc.(a)(b)	75,926	504,149
Harpoon Therapeutics Inc.(a)(b)	26,260	435,916
Homology Medicines Inc.(a)(b)	86,927	1,320,421
Hookipa Pharma Inc.(a)(b)	32,050	372,421
iBio Inc.(a)	126,368	280,537
Ideaya Biosciences Inc.(a)	31,726	450,826
Idera Pharmaceuticals Inc.(a)(b)	74,129	132,691
Immucell Corp.(a)(b)	16,545	77,927
Immunic Inc.(a)	9,577	116,073
ImmunoGen Inc.(a)(b)	439,463	2,021,530
Infinity Pharmaceuticals Inc.(a)	98,478	89,083
Inmune Bio Inc.(a)(b)	10,791	56,653
Intellia Therapeutics Inc.(a)(b)	112,507	2,364,897
IVERIC bio Inc.(a)	118,252	603,085
Jounce Therapeutics Inc.(a)(b)	46,091	318,028
Kadmon Holdings Inc.(a)	415,264	2,126,152
KalVista Pharmaceuticals Inc.(a)	34,719	420,100
Keros Therapeutics Inc.(a)	18,195	682,494
Kezar Life Sciences Inc.(a)(b)	65,924	341,486
Kindred Biosciences Inc.(a)	93,499	419,811
Kura Oncology Inc.(a)	136,167	2,219,522
La Jolla Pharmaceutical Co.(a)(b)	43,919	187,095
Leap Therapeutics Inc.(a)	59,105	123,529
Lexicon Pharmaceuticals Inc.(a)	108,186	215,831
LogicBio Therapeutics Inc.(a)	31,511	266,583
Lumos Pharma Inc.(a)(b)	16,784	276,768
Magenta Therapeutics Inc.(a)(b)	43,228	324,642
MannKind Corp.(a)(b)	554,345	970,104
Marker Therapeutics Inc.(a)(b)	69,085	143,006
MediciNova Inc.(a)(b)	107,875	584,682
MEI Pharma Inc.(a)(b)	266,996	1,102,693
MeiraGTx Holdings PLC(a)(b)	51,885	649,600
Merrimack Pharmaceuticals Inc.	28,147	93,730
Mersana Therapeutics Inc.(a)	118,514	2,773,228
Millendo Therapeutics Inc.(a)(b)	42,953	75,597
Minerva Neurosciences Inc.(a)(b)	80,514	290,656
Mirum Pharmaceuticals Inc.(a)	13,499	262,691
Molecular Templates Inc.(a)(b)	61,805	852,291
Monopar Therapeutics Inc.(a)(b)	3,353	25,013
Morphic Holding Inc.(a)(b)	35,454	959,031
Mustang Bio Inc.(a)(b)	73,895	234,986
NanoViricides Inc.(a)	17,544	131,229
NantKwest Inc.(a)(b)	75,286	924,512
Neoleukin Therapeutics Inc.(a)	76,581	1,271,245
NeuBase Therapeutics Inc.(a)	45,173	396,619
NeuroBo Pharmaceuticals Inc.(a)	9,416	75,799
Neurotrope Inc.(a)	44,351	51,447
Nymox Pharmaceutical Corp.(a)(b)	101,458	360,176
Oncocyte Corp.(a)(b)	111,389	212,753
OncoSec Medical Inc.(a)	18,606	38,142
Oncternal Therapeutics Inc.(b)(c)	1,634	3,350
Oncternal Therapeutics Inc.(a)	27,535	78,199
OpGen Inc.(a)	28,692	58,532
Organogenesis Holdings Inc.(a)(b)	54,201	208,132
Orgenesis Inc.(a)(b)	45,443	276,293
Ovid therapeutics Inc.(a)(b)	111,202	819,559

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Oyster Point Pharma Inc.(a)(b)	12,583	$363,397
PDL BioPharma Inc.(a)(b)	293,633	854,472
Pfenex Inc.(a)(b)	89,783	749,688
PhaseBio Pharmaceuticals Inc.(a)(b)	38,051	175,035
Pieris Pharmaceuticals Inc.(a)(b)	127,294	394,611
PolarityTE Inc.(a)	84,236	104,453
Precision BioSciences Inc.(a)(b)	117,545	979,150
Prevail Therapeutics Inc.(a)	36,005	536,474
Protagonist Therapeutics Inc.(a)(b)	58,092	1,025,905
Protara Therapeutics Inc.(a)	4,728	138,625
Proteostasis Therapeutics Inc.(a)(b)	125,468	171,891
Prothena Corp. PLC(a)(b)	78,316	819,185
Rapt Therapeutics Inc.(a)	28,486	826,664
Replimune Group Inc.(a)(b)	44,106	1,096,034
Rigel Pharmaceuticals Inc.(a)(b)	436,847	799,430
Savara Inc.(a)	121,154	301,673
Scholar Rock Holding Corp.(a)(b)	58,208	1,059,968
Selecta Biosciences Inc.(a)(b)	170,053	482,951
Seres Therapeutics Inc.(a)(b)	111,441	530,459
Soleno Therapeutics Inc.(a)(b)	79,783	177,118
Solid Biosciences Inc.(a)	64,491	188,959
Soligenix Inc.(a)(b)	55,009	116,069
Sonnet BioTherapeutics Holdings Inc.(a)	15,058	54,811
Sorrento Therapeutics Inc.(a)(b)	451,218	2,833,649
Spectrum Pharmaceuticals Inc.(a)	297,297	1,004,864
Spero Therapeutics Inc.(a)(b)	37,187	503,140
Surface Oncology Inc.(a)	43,585	285,918
Sutro Biopharma Inc.(a)	42,256	327,907
Syndax Pharmaceuticals Inc.(a)(b)	68,954	1,021,898
Synlogic Inc.(a)(b)	38,824	78,813
Syros Pharmaceuticals Inc.(a)(b)	106,812	1,138,616
TCR2 Therapeutics Inc.(a)(b)	42,463	652,232
Tyme Technologies Inc.(a)(b)	159,314	211,888
UNITY Biotechnology Inc.(a)(b)	87,110	756,115
Vaccinex Inc.(a)(b)	8,156	29,443
Vanda Pharmaceuticals Inc.(a)	138,484	1,584,257
Vaxart Inc.(a)	115,669	1,023,671
VBI Vaccines Inc.(a)	440,193	1,364,598
Verastem Inc.(a)	419,954	722,321
Vericel Corp.(a)(b)	114,986	1,589,107
Viking Therapeutics Inc.(a)(b)	166,351	1,199,391
Voyager Therapeutics Inc.(a)	66,373	837,627
vTv Therapeutics Inc., Class A(a)(b)	23,101	51,977
X4 Pharmaceuticals Inc.(a)	41,332	385,214
XBiotech Inc.(a)(b)	36,090	494,794
XOMA Corp.(a)(b)	15,906	314,303
ZIOPHARM Oncology Inc.(a)	546,846	1,793,655

		116,465,316

Building Products — 0.8%
Alpha Pro Tech Ltd.(a)(b)	32,213	570,170
Armstrong Flooring Inc.(a)(b)	52,081	155,722
Caesarstone Ltd.	57,361	679,728
Continental Materials Corp.(a)	758	7,201
Insteel Industries Inc.	48,007	915,494
PGT Innovations Inc.(a)	149,288	2,340,836
Quanex Building Products Corp.	86,399	1,199,218

		5,868,369

Capital Markets — 0.9%
B. Riley Financial Inc.	50,283	1,094,158

Security	Shares	Value

Capital Markets (continued)
Cowen Inc., Class A(b)	69,614	$1,128,443
Diamond Hill Investment Group Inc.	8,201	932,208
Donnelley Financial Solutions Inc.(a)	79,748	669,883
GAIN Capital Holdings Inc.	51,551	310,337
Great Elm Capital Group Inc.(a)	53,376	124,366
Greenhill & Co. Inc.	37,208	371,708
Hennessy Advisors Inc.	11,984	94,793
Manning & Napier Inc.	38,581	110,342
Oppenheimer Holdings Inc., Class A, NVS	24,833	541,111
Pzena Investment Management Inc., Class A	48,073	261,517
Safeguard Scientifics Inc.(b)	52,670	368,690
Siebert Financial Corp.(a)(b)	23,862	120,742
Silvercrest Asset Management Group Inc., Class A	26,137	332,201
Westwood Holdings Group Inc.	19,183	302,132

		6,762,631

Chemicals — 1.1%
Advanced Emissions Solutions Inc.	40,051	194,247
AgroFresh Solutions Inc.(a)(b)	76,944	233,140
American Vanguard Corp.	74,483	1,024,886
Amyris Inc.(a)(b)	180,650	771,376
FutureFuel Corp.	66,461	794,209
Hawkins Inc.	25,200	1,073,016
Intrepid Potash Inc.(a)(b)	238,619	236,233
Koppers Holdings Inc.(a)	53,447	1,006,942
LSB Industries Inc.(a)(b)	60,077	69,689
Marrone Bio Innovations Inc.(a)(b)	165,346	193,455
Northern Technologies International Corp.	20,977	167,396
Rayonier Advanced Materials Inc.	163,765	460,180
Trecora Resources(a)	62,401	391,254
Tredegar Corp.	67,805	1,044,197

		7,660,220

Commercial Services & Supplies — 1.1%
Acme United Corp.	6,627	152,289
AMREP Corp.(a)	4,296	19,375
CECO Environmental Corp.(a)(b)	84,519	556,980
Charah Solutions Inc.(a)(b)	26,399	83,949
Ennis Inc.	66,891	1,213,403
Heritage-Crystal Clean Inc.(a)(b)	39,013	681,167
Kimball International Inc., Class B	94,736	1,095,148
NL Industries Inc.(b)	24,991	85,219
Odyssey Marine Exploration Inc.(a)(b)	23,737	110,733
Perma-Fix Environmental Services(a)(b)	30,637	195,770
PICO Holdings Inc.(a)	42,130	355,156
Quad/Graphics Inc.	87,666	284,915
RR Donnelley & Sons Co.	186,533	221,974
SP Plus Corp.(a)(b)	59,438	1,230,961
Team Inc.(a)	78,175	435,435
Virco Manufacturing Corp.(a)	21,966	57,551
VSE Corp.	24,872	780,732

		7,560,757

Communications Equipment — 1.4%
Applied Optoelectronics Inc.(a)(b)	50,440	548,283
Aviat Networks Inc.(a)	12,329	225,004
BK Technologies Corp.(a)(b)	19,764	67,000
CalAmp Corp.(a)(b)	87,041	697,198
Calix Inc.(a)	125,029	1,862,932
Cambium Networks Corp.(a)	16,521	121,595
Clearfield Inc.(a)	29,097	406,194
Communications Systems Inc.	18,247	92,512

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Comtech Telecommunications Corp.	62,177	$1,050,169
DASAN Zhone Solutions Inc.(a)(b)	32,135	286,966
Digi International Inc.(a)(b)	72,989	850,322
EMCORE Corp.(a)	79,897	254,072
Genasys Inc.(a)	84,058	408,522
Harmonic Inc.(a)(b)	241,864	1,148,854
KVH Industries Inc.(a)	40,691	363,371
Lantronix Inc.(a)	43,095	159,882
Network-1 Technologies Inc.	37,387	80,943
PCTEL Inc.	45,870	306,412
Resonant Inc.(a)(b)	128,130	298,543
Ribbon Communications Inc.(a)(b)	174,989	687,707
TESSCO Technologies Inc.	17,270	94,985

		10,011,466

Construction & Engineering — 1.5%
Aegion Corp.(a)(b)	79,068	1,254,809
Argan Inc.	38,270	1,813,233
Concrete Pumping Holdings Inc.(a)(b)	71,236	247,901
Goldfield Corp. (The)(a)(b)	57,260	212,435
Great Lakes Dredge & Dock Corp.(a)(b)	164,867	1,526,668
HC2 Holdings Inc.(a)(b)	115,812	386,812
IES Holdings Inc.(a)	20,426	473,270
Infrastructure and Energy Alternatives Inc.(a)(b)	34,141	135,881
MYR Group Inc.(a)	42,428	1,353,877
Northwest Pipe Co.(a)	24,557	615,644
NV5 Global Inc.(a)(b)	27,264	1,385,829
Orion Group Holdings Inc.(a)(b)	77,897	244,597
Sterling Construction Co. Inc.(a)	72,465	758,709

		10,409,665

Construction Materials — 0.3%
Forterra Inc.(a)(b)	49,604	553,581
U.S. Concrete Inc.(a)	41,841	1,037,657
U.S. Lime & Minerals Inc.	4,401	371,620

		1,962,858

Consumer Finance — 0.6%
Asta Funding Inc.(a)	5,127	66,292
Atlanticus Holdings Corp.(a)(b)	13,093	135,382
Consumer Portfolio Services Inc.(a)(b)	45,240	128,029
Curo Group Holdings Corp.	48,472	396,016
Elevate Credit Inc.(a)(b)	56,700	83,916
Enova International Inc.(a)	76,722	1,140,856
EZCORP Inc., Class A, NVS(a)(b)	126,024	793,951
Medallion Financial Corp.(a)(b)	56,621	150,046
Nicholas Financial Inc.(a)(b)	17,091	131,772
Oportun Financial Corp.(a)(b)	51,242	688,692
Regional Management Corp.(a)(b)	22,355	395,907

		4,110,859

Containers & Packaging — 0.4%
Myers Industries Inc.	93,071	1,354,183
Ranpak Holdings Corp.(a)	74,417	553,662
UFP Technologies Inc.(a)(b)	17,759	782,462

		2,690,307

Distributors — 0.1%
Educational Development Corp.	20,889	200,952
Funko Inc., Class A(a)	62,876	364,681
Greenlane Holdings Inc., Class A(a)	27,323	108,746
Weyco Group Inc.	13,482	291,076

		965,455

Security	Shares	Value

Diversified Consumer Services — 0.9%
American Public Education Inc.(a)(b)	37,091	$1,097,893
Aspen Group Inc./CO(a)(b)	47,612	430,889
Carriage Services Inc.	42,650	772,818
Collectors Universe Inc.	24,261	831,667
Franchise Group Inc.	49,634	1,085,992
Houghton Mifflin Harcourt Co.(a)	280,300	507,343
Lincoln Educational Services Corp.(a)(b)	63,064	245,950
Regis Corp.(a)(b)	59,690	488,264
Select Interior Concepts Inc., Class A(a)	46,244	161,854
Universal Technical Institute Inc.(a)	79,118	549,870
Zovio Inc.(a)	75,789	231,914

		6,404,454

Diversified Financial Services — 0.2%
Alerus Financial Corp.	41,546	820,949
A-Mark Precious Metals Inc.(a)	13,119	249,917
GWG Holdings Inc.(a)(b)	5,140	39,424
Marlin Business Services Corp.	21,895	185,232
On Deck Capital Inc.(a)	148,489	106,689
SWK Holdings Corp.(a)	9,444	113,139

		1,515,350

Diversified Telecommunication Services — 0.8%
Alaska Communications Systems Group Inc.	137,880	384,685
Cincinnati Bell Inc.(a)(b)	128,534	1,908,730
Consolidated Communications Holdings Inc.(a)	188,103	1,273,457
IDT Corp., Class B(a)	39,507	257,981
Ooma Inc.(a)	53,745	885,718
ORBCOMM Inc.(a)(b)	193,573	745,256

		5,455,827

Electric Utilities — 0.1%
Genie Energy Ltd., Class B	32,986	242,777
Spark Energy Inc., Class A	29,565	209,025

		451,802

Electrical Equipment — 1.1%
Allied Motion Technologies Inc.	18,709	660,428
American Superconductor Corp.(a)(b)	58,460	475,280
Babcock & Wilcox Enterprises Inc.(a)	55,743	127,094
Energous Corp.(a)(b)	97,162	273,997
FuelCell Energy Inc.(a)(b)	551,494	1,246,376
LSI Industries Inc.	66,547	430,559
Orion Energy Systems Inc.(a)(b)	65,761	227,533
Powell Industries Inc.	23,275	637,502
Preformed Line Products Co.	7,881	394,129
TPI Composites Inc.(a)	78,060	1,824,262
Ultralife Corp.(a)	21,875	153,344
Vivint Solar Inc.(a)(b)	127,662	1,263,854

		7,714,358

Electronic Equipment, Instruments & Components — 1.6%
Airgain Inc.(a)(b)	24,272	260,681
Akoustis Technologies Inc.(a)(b)	79,255	657,024
Applied DNA Sciences Inc.(a)	7,117	57,434
Arlo Technologies Inc.(a)	199,686	515,190
Bel Fuse Inc., Class B, NVS	25,604	274,731
Coda Octopus Group Inc.(a)(b)	15,709	80,901
CTS Corp.	81,791	1,639,092
Daktronics Inc.	95,464	415,268
Frequency Electronics Inc.(a)	12,224	107,082
Identiv Inc.(a)(b)	45,093	229,974
IEC Electronics Corp.(a)(b)	25,139	242,089
Intellicheck Inc.(a)	40,778	307,874

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Iteris Inc.(a)(b)	101,938	$484,715
Key Tronic Corp.(a)(b)	27,798	145,940
Kimball Electronics Inc.(a)	61,394	831,275
LGL Group Inc. (The)(a)	8,564	72,794
LightPath Technologies Inc., Class A(a)	65,637	219,228
Luna Innovations Inc.(a)(b)	74,618	435,769
Napco Security Technologies Inc.(a)(b)	30,203	706,448
PAR Technology Corp.(a)(b)	41,426	1,239,880
Perceptron Inc.(a)	27,165	89,916
Powerfleet Inc.(a)	70,265	324,624
Research Frontiers Inc.(a)(b)	70,143	284,781
RF Industries Ltd.	22,297	103,904
Richardson Electronics Ltd.	32,234	130,225
SMTC Corp.(a)(b)	46,342	140,416
Vishay Precision Group Inc.(a)	32,739	804,725
Wayside Technology Group Inc.	11,176	287,223
Wrap Technologies Inc.(a)(b)	30,439	319,001

		11,408,204

Energy Equipment & Services — 1.2%
Aspen Aerogels Inc.(a)(b)	54,467	358,393
Dawson Geophysical Co.(a)(b)	69,582	100,198
DMC Global Inc.	37,342	1,030,639
Exterran Corp.(a)	72,040	388,296
Geospace Technologies Corp.(a)	38,018	285,895
Gulf Island Fabrication Inc.(a)	42,604	130,794
ION Geophysical Corp.(a)(b)	42,510	99,473
KLX Energy Services Holdings Inc.(a)	73,049	157,055
Mammoth Energy Services Inc.	32,187	37,981
Matrix Service Co.(a)	70,143	681,790
Natural Gas Services Group Inc.(a)(b)	39,669	248,725
Newpark Resources Inc.(a)	239,407	533,878
Nine Energy Service Inc.(a)(b)	59,195	115,430
Oil States International Inc.(a)	163,116	774,801
Ranger Energy Services Inc.(a)(b)	19,004	56,062
SEACOR Holdings Inc.(a)	50,690	1,435,541
SEACOR Marine Holdings Inc.(a)(b)	61,547	156,945
Solaris Oilfield Infrastructure Inc., Class A	83,405	618,865
Tidewater Inc.(a)(b)	89,448	500,014
U.S. Silica Holdings Inc.	192,761	695,867

		8,406,642

Entertainment — 0.1%
Gaia Inc.(a)(b)	31,895	267,280
LiveXLive Media Inc.(a)(b)	81,004	293,234
Reading International Inc., Class A, NVS(a)(b)	51,714	219,785

		780,299

Equity Real Estate Investment Trusts (REITs) — 3.1%
Alpine Income Property Trust Inc.	18,182	295,639
Bluerock Residential Growth REIT Inc.	64,069	517,677
Braemar Hotels & Resorts Inc.	79,679	227,882
BRT Apartments Corp.	29,324	317,286
CatchMark Timber Trust Inc., Class A	130,136	1,151,704
CIM Commercial Trust Corp.	28,623	308,556
City Office REIT Inc.	122,758	1,234,945
Clipper Realty Inc.	39,366	318,865
Condor Hospitality Trust Inc.	17,607	72,189
CorEnergy Infrastructure Trust Inc.	35,037	320,589
CorePoint Lodging Inc.	104,205	438,703
Farmland Partners Inc.(b)	67,807	464,478
Front Yard Residential Corp.	130,499	1,135,341

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Gladstone Commercial Corp.	88,482	$1,659,037
Gladstone Land Corp.	51,065	809,891
Global Medical REIT Inc.	104,481	1,183,770
Global Self Storage Inc.	24,334	95,389
Hersha Hospitality Trust	89,776	517,110
Jernigan Capital Inc.	57,716	789,555
New Senior Investment Group Inc.	218,473	790,872
NexPoint Residential Trust Inc.	56,107	1,983,382
One Liberty Properties Inc.	43,381	764,373
Pennsylvania REIT(b)	209,066	284,330
Plymouth Industrial REIT Inc.	37,740	483,072
Postal Realty Trust Inc., Class A	10,437	166,470
Preferred Apartment Communities Inc., Class A	123,218	936,457
Retail Value Inc.	43,102	532,741
Seritage Growth Properties, Class A(a)	88,994	1,014,532
Sotherly Hotels Inc.	40,770	102,333
UMH Properties Inc.	96,528	1,248,107
Urstadt Biddle Properties Inc., Class A	75,806	900,575
Whitestone REIT	105,852	769,544

		21,835,394

Food & Staples Retailing — 1.0%
Chefs’ Warehouse Inc. (The)(a)(b)	63,719	865,304
HF Foods Group Inc.(a)(b)	92,179	834,220
Natural Grocers by Vitamin Cottage Inc.(b)	23,131	344,189
Rite Aid Corp.(a)(b)	141,520	2,414,331
SpartanNash Co.	91,747	1,949,624
Village Super Market Inc., Class A	22,199	615,357

		7,023,025

Food Products — 0.4%
Alico Inc.	13,470	419,725
Arcadia Biosciences Inc.(a)	20,472	76,975
Bridgford Foods Corp.(a)(b)	4,103	67,946
Farmer Bros. Co.(a)	42,671	313,205
Landec Corp.(a)(b)	67,745	539,250
Lifeway Foods Inc.(a)	10,046	23,106
Limoneira Co.	43,064	623,997
RiceBran Technologies(a)(b)	69,925	57,891
S&W Seed Co.(a)	35,886	81,820
Seneca Foods Corp., Class A(a)	16,705	564,796

		2,768,711

Gas Utilities — 0.0%
RGC Resources Inc.	16,922	409,005

Health Care Equipment & Supplies — 5.3%
Accuray Inc.(a)(b)	233,625	474,259
Allied Healthcare Products Inc.(a)	6,927	81,600
Alphatec Holdings Inc.(a)	115,038	540,679
AngioDynamics Inc.(a)	93,882	954,780
Antares Pharma Inc.(a)(b)	421,436	1,158,949
Apollo Endosurgery Inc.(a)(b)	23,914	38,741
Apyx Medical Corp.(a)	87,889	487,784
Aspira Women’s Health Inc.(a)(b)	123,558	474,463
Bellerophon Therapeutics Inc.(a)	8,151	102,295
Beyond Air Inc.(a)(b)	31,956	231,681
BioLife Solutions Inc.(a)(b)	18,726	306,170
Biomerica Inc.(a)	22,132	160,457
BioSig Technologies Inc.(a)(b)	52,449	377,633
Chembio Diagnostics Inc.(a)(b)	46,580	151,385
ClearPoint Neuro Inc.(a)	33,910	121,737

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Co-Diagnostics Inc.(a)(b)	66,221	$1,281,376
CryoPort Inc.(a)(b)	86,283	2,610,061
Cutera Inc.(a)	43,103	524,563
CytoSorbents Corp.(a)(b)	87,862	869,834
Electromed Inc.(a)(b)	18,380	282,868
FONAR Corp.(a)	16,765	358,268
GenMark Diagnostics Inc.(a)	175,001	2,574,265
Heska Corp.(a)(b)	17,941	1,671,563
IntriCon Corp.(a)(b)	21,291	287,854
Invacare Corp.	87,461	557,127
iRadimed Corp.(a)(b)	15,664	363,561
Lantheus Holdings Inc.(a)	120,967	1,729,828
LeMaitre Vascular Inc.(b)	43,251	1,141,826
Meridian Bioscience Inc.(a)	109,505	2,550,371
Microbot Medical Inc.(a)(b)	15,785	109,074
Milestone Scientific Inc.(a)	95,409	186,048
Misonix Inc.(a)(b)	36,544	495,902
Motus GI Holdings Inc.(a)	44,004	57,645
Nemaura Medical Inc.(a)(b)	18,908	174,899
Neuronetics Inc.(a)(b)	43,240	83,453
OrthoPediatrics Corp.(a)(b)	30,420	1,331,179
PAVmed Inc.(a)(b)	91,228	192,491
Pro-Dex Inc.(a)(b)	6,289	112,070
Pulse Biosciences Inc.(a)(b)	35,310	369,343
Repro-Med Systems Inc.(a)	62,193	558,493
Retractable Technologies Inc.(a)	35,906	252,060
Rockwell Medical Inc.(a)(b)	174,236	339,760
RTI Surgical Holdings Inc.(a)(b)	151,996	483,347
SeaSpine Holdings Corp.(a)	67,230	703,898
Sensus Healthcare Inc.(a)(b)	33,751	104,291
SI-BONE Inc.(a)(b)	64,655	1,030,601
Sientra Inc.(a)	119,227	461,408
Soliton Inc.(a)(b)	14,965	116,428
Stereotaxis Inc.(a)	115,318	514,318
Strata Skin Sciences Inc.(a)(b)	49,597	57,037
Surmodics Inc.(a)	34,686	1,499,823
Tela Bio Inc.(a)(b)	14,550	188,568
ThermoGenesis Holdings Inc.(a)	7,844	43,613
TransMedics Group Inc.(a)(b)	50,831	910,892
Utah Medical Products Inc.	7,797	690,970
Vapotherm Inc.(a)	49,577	2,032,161
Venus Concept Inc.(a)	49,066	171,240
ViewRay Inc.(a)(b)	288,111	645,369
VolitionRx Ltd.(a)	62,762	244,144
Zynex Inc.(a)	43,003	1,069,485

		37,695,988

Health Care Providers & Services — 2.3%
American Renal Associates Holdings Inc.(a)(b)	36,376	237,172
Apollo Medical Holdings Inc.(a)	25,657	423,340
Avalon GloboCare Corp.(a)	44,496	84,542
Catasys Inc.(a)(b)	20,165	498,882
Community Health Systems Inc.(a)(b)	221,639	667,133
Cross Country Healthcare Inc.(a)	92,730	571,217
Enzo Biochem Inc.(a)(b)	110,861	248,329
Exagen Inc.(a)(b)	11,332	140,630
Five Star Senior Living Inc.(a)	50,231	195,901
Fulgent Genetics Inc.(a)(b)	24,747	395,952
Hanger Inc.(a)	95,640	1,583,798
InfuSystem Holdings Inc.(a)(b)	37,692	434,966
Joint Corp. (The)(a)(b)	34,071	520,264

Security	Shares	Value

Health Care Providers & Services (continued)
Owens & Minor Inc.(b)	161,099	$1,227,574
PetIQ Inc.(a)(b)	53,171	1,852,478
Providence Service Corp. (The)(a)(b)	31,266	2,467,200
Psychemedics Corp.	15,816	86,988
RadNet Inc.(a)(b)	109,642	1,740,019
Sharps Compliance Corp.(a)(b)	37,704	265,059
Surgery Partners Inc.(a)(b)	57,433	664,500
Triple-S Management Corp., Class B(a)	59,343	1,128,704
Viemed Healthcare Inc.(a)	89,163	855,965

		16,290,613

Health Care Technology — 0.8%
Computer Programs & Systems Inc.	34,360	783,064
HealthStream Inc.(a)	66,597	1,473,792
Icad Inc.(a)(b)	51,586	515,344
MTBC Inc.(a)(b)	18,651	154,617
NantHealth Inc.(a)	73,300	335,714
OptimizeRx Corp.(a)(b)	37,025	482,436
SCWorx Corp.(a)(b)(c)	14,276	82,158
Simulations Plus Inc.(b)	32,852	1,965,207
Streamline Health Solutions Inc.(a)	64,049	85,185

		5,877,517

Hotels, Restaurants & Leisure — 1.5%
Allied Esports Entertainment Inc.(a)(b)	17,326	36,558
Ark Restaurants Corp.	4,490	55,676
BBX Capital Corp.	147,047	373,499
Biglari Holdings Inc., Class A(a)	187	62,645
Biglari Holdings Inc., Class B, NVS(a)	2,580	177,968
Carrols Restaurant Group Inc.(a)(b)	91,258	441,689
Century Casinos Inc.(a)(b)	70,340	291,911
Chuy’s Holdings Inc.(a)(b)	41,981	624,677
Del Taco Restaurants Inc.(a)(b)	78,130	463,311
Dover Motorsports Inc.	74,096	114,849
Drive Shack Inc.(a)(b)	160,921	297,704
El Pollo Loco Holdings Inc.(a)(b)	46,797	690,724
Esports Entertainment Group Inc.(a)	10,657	74,599
Everi Holdings Inc.(a)	209,503	1,081,036
FAT Brands Inc.(a)	4,038	13,770
Fiesta Restaurant Group Inc.(a)(b)	45,065	287,515
Full House Resorts Inc.(a)(b)	68,449	91,037
GAN Ltd.(a)	19,123	486,680
Golden Entertainment Inc.(a)	43,370	386,860
Inspired Entertainment Inc.(a)(b)	33,110	96,019
J Alexander’s Holdings Inc.(a)	32,555	160,171
Kura Sushi USA Inc., Class A(a)(b)	8,473	120,994
Lindblad Expeditions Holdings Inc.(a)	69,189	534,139
Monarch Casino & Resort Inc.(a)	32,682	1,113,803
Nathan’s Famous Inc.	6,577	369,891
Noodles & Co.(a)(b)	81,726	494,442
ONE Group Hospitality Inc. (The)(a)(b)	42,124	68,662
PlayAGS Inc.(a)	66,830	225,885
Potbelly Corp.(a)(b)	57,962	132,153
RCI Hospitality Holdings Inc.	22,316	309,300
Red Lion Hotels Corp.(a)(b)	78,964	183,986
Red Robin Gourmet Burgers Inc.(a)(b)	32,095	327,369
Ruth’s Hospitality Group Inc.	67,842	553,591
Target Hospitality Corp.(a)	82,905	140,109

		10,883,222

Household Durables — 2.0%
Bassett Furniture Industries Inc.	24,250	178,237

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Beazer Homes USA Inc.(a)	73,664	$741,796
Casper Sleep Inc.(a)(b)	22,075	198,013
Century Communities Inc.(a)	74,509	2,284,446
Ethan Allen Interiors Inc.	60,303	713,384
Flexsteel Industries Inc.	20,970	264,851
Green Brick Partners Inc.(a)	60,429	716,084
Hamilton Beach Brands Holding Co., Class A	17,326	206,179
Hooker Furniture Corp.	30,656	596,259
Hovnanian Enterprises Inc., Class A(a)(b)	13,354	312,350
Legacy Housing Corp.(a)(b)	21,314	303,085
Lifetime Brands Inc.(b)	32,753	220,100
Lovesac Co. (The)(a)(b)	23,120	606,438
M/I Homes Inc.(a)	70,767	2,437,215
Mohawk Group Holdings Inc.(a)(b)	23,106	126,852
Nephros Inc.(a)	12,999	109,062
New Home Co. Inc. (The)(a)(b)	23,845	80,119
Purple Innovation Inc.(a)	37,166	668,988
Tupperware Brands Corp.	128,925	612,394
Turtle Beach Corp.(a)	35,487	522,369
Universal Electronics Inc.(a)	34,813	1,629,945
VOXX International Corp.(a)(b)	52,995	306,311
Vuzix Corp.(a)(b)	72,177	172,503
ZAGG Inc.(a)(b)	74,518	233,987

		14,240,967

Household Products — 0.1%
Ocean Bio-Chem Inc.	10,778	150,353
Oil-Dri Corp. of America	11,658	404,533

		554,886

Independent Power and Renewable Electricity Producers — 0.1%
Atlantic Power Corp.(a)(b)	242,552	485,104

Insurance — 1.6%
Benefytt Technologies Inc.(a)	26,615	544,543
Citizens Inc./TX(a)(b)	128,775	771,362
Conifer Holdings Inc.(a)(b)	12,781	31,058
Crawford & Co., Class A, NVS	44,943	354,600
Donegal Group Inc., Class A	29,143	414,413
FedNat Holding Co.	32,288	357,428
Global Indemnity Ltd.	21,830	522,610
Greenlight Capital Re Ltd., Class A(a)(b)	78,623	512,622
Hallmark Financial Services Inc.(a)(b)	37,708	131,601
HCI Group Inc.	16,449	759,615
Heritage Insurance Holdings Inc.	66,097	865,210
Independence Holding Co.	13,102	400,790
Investors Title Co.	3,141	381,066
Kingstone Companies Inc.	25,903	114,491
Kingsway Financial Services Inc.(a)	36,430	81,509
NI Holdings Inc.(a)	26,522	391,730
ProSight Global Inc.(a)(b)	24,863	221,281
Protective Insurance Corp., Class B, NVS	24,654	371,536
StoneX Group Inc.(a)	42,861	2,357,355
Tiptree Inc.	65,033	419,463
United Insurance Holdings Corp.	53,359	417,267
Watford Holdings Ltd.(a)	45,336	756,658

		11,178,208

Interactive Media & Services — 0.5%
DHI Group Inc.(a)(b)	122,817	257,916
Liberty TripAdvisor Holdings Inc., Class A(a)	187,522	399,422
Meet Group Inc. (The)(a)	157,253	981,259

Security	Shares	Value

Interactive Media & Services (continued)
QuinStreet Inc.(a)	123,768	$1,294,613
Travelzoo(a)(b)	17,141	96,675
TrueCar Inc.(a)	273,981	706,871

		3,736,756

Internet & Direct Marketing Retail — 1.3%
Blue Apron Holdings Inc., Class A(a)	26,762	296,791
Duluth Holdings Inc., Class B(a)(b)	29,983	220,975
Lands’ End Inc.(a)(b)	31,357	252,110
Leaf Group Ltd.(a)(b)	52,506	192,697
Liquidity Services Inc.(a)	74,079	441,511
Overstock.com Inc.(a)(b)	103,777	2,950,380
PetMed Express Inc.	50,442	1,797,753
Remark Holdings Inc.(a)(b)	107,794	254,394
Rubicon Project Inc. (The)(a)(b)	266,721	1,779,029
Trxade Group Inc.(a)	7,462	45,667
U.S. Auto Parts Network Inc.(a)(b)	55,453	480,223
Waitr Holdings Inc.(a)	193,714	509,468

		9,220,998

IT Services — 1.9%
American Virtual Cloud Technologies Inc.(a)	14,005	46,357
Brightcove Inc.(a)	100,177	789,395
Cass Information Systems Inc.	37,480	1,462,844
Computer Task Group Inc.(a)	37,542	151,294
CSP Inc.	8,409	68,281
Grid Dynamics Holdings Inc.(a)	54,146	373,607
Hackett Group Inc. (The)	65,135	881,928
I3 Verticals Inc., Class A(a)(b)	38,185	1,155,096
Information Services Group Inc.(a)(b)	96,414	199,577
International Money Express Inc.(a)(b)	36,451	454,180
Limelight Networks Inc.(a)	299,908	2,207,323
MoneyGram International Inc.(a)(b)	166,832	535,531
Paysign Inc.(a)	79,837	775,217
PFSweb Inc.(a)	38,123	254,662
PRGX Global Inc.(a)(b)	56,743	266,692
Priority Technology Holdings Inc.(a)(b)	26,560	68,790
Research Solutions Inc/CA(a)	33,776	78,023
ServiceSource International Inc.(a)(b)	228,380	360,840
StarTek Inc.(a)	45,665	231,978
Tucows Inc., Class A(a)	24,066	1,379,463
Unisys Corp.(a)(b)	159,353	1,738,541
Usio Inc.(a)(b)	34,563	67,398

		13,547,017

Leisure Products — 1.4%
Clarus Corp.	53,586	620,526
Escalade Inc.	27,594	385,212
Johnson Outdoors Inc., Class A(b)	13,640	1,241,513
Malibu Boats Inc., Class A(a)	52,708	2,738,180
Marine Products Corp.	20,682	286,446
MasterCraft Boat Holdings Inc.(a)(b)	48,234	918,858
Nautilus Inc.(a)(b)	77,815	721,345
Smith & Wesson Brands Inc.(a)(b)	141,002	3,034,363

		9,946,443

Life Sciences Tools & Services — 0.5%
Bioanalytical Systems Inc.(a)	19,343	98,262
Champions Oncology Inc.(a)(b)	18,341	175,340
ChromaDex Corp.(a)	103,567	475,373
Fluidigm Corp.(a)(b)	179,152	718,400
Harvard Bioscience Inc.(a)	100,565	311,751
Personalis Inc.(a)(b)	50,080	649,538

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Quanterix Corp.(a)(b)	48,532	$1,329,291

		3,757,955

Machinery — 2.2%
Blue Bird Corp.(a)(b)	40,488	606,915
Briggs & Stratton Corp.(b)	101,368	132,792
CIRCOR International Inc.(a)(b)	52,077	1,326,922
Columbus McKinnon Corp./NY	61,344	2,051,957
Commercial Vehicle Group Inc.(a)(b)	82,804	239,304
Douglas Dynamics Inc.	58,504	2,054,660
Eastern Co. (The)	13,444	240,244
Energy Recovery Inc.(a)	100,176	760,837
ExOne Co. (The)(a)(b)	29,737	254,251
Gencor Industries Inc.(a)	23,487	296,876
Graham Corp.	25,819	328,934
Hurco Companies Inc.	14,373	402,013
LB Foster Co., Class A(a)	26,589	339,542
Luxfer Holdings PLC	73,410	1,038,752
Lydall Inc.(a)(b)	44,575	604,437
Manitex International Inc.(a)(b)	40,788	202,716
Manitowoc Co. Inc. (The)(a)	89,127	969,702
Mayville Engineering Co. Inc.(a)	19,678	155,456
Miller Industries Inc./TN	28,152	838,085
NN Inc.	109,791	520,409
Park-Ohio Holdings Corp.	22,636	375,531
Perma-Pipe International Holdings Inc.(a)	24,857	139,696
Shyft Group Inc. (The)(b)	87,277	1,469,745
Taylor Devices Inc.(a)(b)	7,224	72,240
Titan International Inc.(b)	135,189	197,376
Twin Disc Inc.(a)	26,671	147,757

		15,767,149

Marine — 0.1%
Eagle Bulk Shipping Inc.(a)(b)	117,540	257,413
Genco Shipping & Trading Ltd.	46,036	289,106
Pangaea Logistics Solutions Ltd.	32,373	81,256
Safe Bulkers Inc.(a)(b)	144,085	175,784
Scorpio Bulkers Inc.(b)	13,683	209,350

		1,012,909

Media — 1.2%
AH Belo Corp., Class A	66,730	115,443
Beasley Broadcast Group Inc., Class A	29,307	71,216
Boston Omaha Corp., Class A(a)(b)	29,361	469,776
comScore Inc.(a)(b)	155,604	482,372
Cumulus Media Inc., Class A(a)(b)	45,442	179,496
Daily Journal Corp.(a)(b)	1,360	367,200
Emerald Holding Inc.	70,106	215,926
Entercom Communications Corp., Class A	311,016	429,202
Entravision Communications Corp., Class A	162,304	232,095
Fluent Inc.(a)(b)	115,004	204,707
Gannett Co. Inc.	258,029	356,080
Hemisphere Media Group Inc.(a)	42,073	413,578
Iheartmedia Inc., Class A(a)	153,664	1,283,094
Marchex Inc., Class B(a)(b)	117,468	185,599
MDC Partners Inc., Class A(a)	154,083	320,493
National CineMedia Inc.	166,780	495,337
Saga Communications Inc., Class A	8,229	210,662
Social Reality Inc., Class A(b)(c)	23,207	0	(d)
TechTarget Inc.(a)(b)	61,089	1,834,503
Townsquare Media Inc., Class A	31,117	139,093
Tribune Publishing Co.	44,144	440,999

Security	Shares	Value

Media (continued)
Urban One Inc., Class A(a)	3,858	$78,125

		8,524,996

Metals & Mining — 0.8%
Ampco-Pittsburgh Corp.(a)(b)	23,028	70,696
Caledonia Mining Corp. PLC(b)	28,248	489,255
Contura Energy Inc.(a)(b)	51,648	157,010
Friedman Industries Inc.(b)	20,257	102,298
Gold Resource Corp.(b)	161,476	663,666
Haynes International Inc.	32,228	752,846
Olympic Steel Inc.	24,169	283,986
Paramount Gold Nevada Corp.(a)(b)	42,441	52,627
Ramaco Resources Inc.(a)(b)	26,424	56,547
Ryerson Holding Corp.(a)	43,521	245,023
Schnitzer Steel Industries Inc., Class A	67,795	1,195,904
SunCoke Energy Inc.	214,814	635,849
Synalloy Corp.(a)	20,147	150,700
TimkenSteel Corp.(a)(b)	118,597	461,342
Universal Stainless & Alloy Products Inc.(a)(b)	22,736	195,530

		5,513,279

Mortgage Real Estate Investment — 1.2%
AG Mortgage Investment Trust Inc.(b)	85,136	271,584
Anworth Mortgage Asset Corp.	259,004	440,307
Ares Commercial Real Estate Corp.	80,040	729,965
Arlington Asset Investment Corp., Class A	98,094	291,339
Cherry Hill Mortgage Investment Corp.	39,218	353,746
Dynex Capital Inc.	57,395	820,749
Ellington Financial Inc.	105,875	1,247,207
Ellington Residential Mortgage REIT	23,304	240,031
Exantas Capital Corp.	82,402	218,365
Granite Point Mortgage Trust Inc.	140,882	1,011,533
Great Ajax Corp.	53,422	491,482
Hunt Companies Finance Trust Inc.	52,418	138,908
Manhattan Bridge Capital Inc.	17,965	83,717
Nexpoint Real Estate Finance Inc.	13,559	227,113
Orchid Island Capital Inc.	172,608	812,984
Ready Capital Corp.	94,939	825,020
Western Asset Mortgage Capital Corp.	135,624	371,610

		8,575,660

Multi-Utilities — 0.2%
Unitil Corp.	38,904	1,743,677

Oil, Gas & Consumable Fuels — 2.0%
Adams Resources & Energy Inc.	4,694	125,658
Amplify Energy Corp.	73,118	89,935
Ardmore Shipping Corp.	86,289	374,494
Battalion Oil Corp.(a)(b)	9,432	89,604
Berry Corp.	178,305	861,213
Bonanza Creek Energy Inc.(a)(b)	49,636	735,606
California Resources Corp.(a)(b)	138,411	168,861
Centrus Energy Corp., Class A(a)(b)	18,413	184,867
Clean Energy Fuels Corp.(a)(b)	340,975	756,965
CONSOL Energy Inc.(a)	68,369	346,631
Contango Oil & Gas Co.(a)(b)	237,838	544,649
Diamond S Shipping Inc.(a)	70,184	560,770
Dorian LPG Ltd.(a)(b)	89,615	693,620
Earthstone Energy Inc., Class A(a)(b)	64,761	183,921
Energy Fuels Inc./Canada(a)(b)	310,241	468,464
Epsilon Energy Ltd.(a)	66,163	195,181
Evolution Petroleum Corp.	82,758	231,722

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Falcon Minerals Corp.	108,095	$345,904
Goodrich Petroleum Corp.(a)	25,707	185,090
Green Plains Inc.	89,140	910,565
International Seaways Inc.(b)	63,435	1,036,528
Montage Resources Corp.(a)(b)	56,211	222,033
NACCO Industries Inc., Class A	10,322	240,503
Navios Maritime Acquisition Corp.	26,151	106,435
NextDecade Corp.(a)	60,098	129,812
Nordic American Tankers Ltd.(b)	371,344	1,507,657
Overseas Shipholding Group Inc., Class A(a)(b)	171,764	319,481
Panhandle Oil and Gas Inc., Class A	44,462	119,158
Penn Virginia Corp.(a)(b)	37,498	357,356
REX American Resources Corp.(a)	14,739	1,022,444
SandRidge Energy Inc.(a)(b)	89,977	116,070
SilverBow Resources Inc.(a)(b)	21,150	67,892
Uranium Energy Corp.(a)(b)	478,473	419,956
W&T Offshore Inc.(a)(b)	250,250	570,570

		14,289,615

Paper & Forest Products — 0.4%
Clearwater Paper Corp.(a)	41,664	1,505,320
Verso Corp., Class A(b)	89,203	1,066,868

		2,572,188

Personal Products — 0.2%
Lifevantage Corp.(a)(b)	34,963	472,700
Natural Alternatives International Inc.(a)	14,431	99,285
Natural Health Trends Corp.	18,241	103,974
Nature’s Sunshine Products Inc.(a)	23,769	214,159
United-Guardian Inc.	7,003	103,522
Veru Inc.(a)	126,251	421,678
Youngevity International Inc.(a)(b)	19,114	27,333

		1,442,651

Pharmaceuticals — 3.6%
AcelRx Pharmaceuticals Inc.(a)(b)	203,662	246,431
Aclaris Therapeutics Inc.(a)(b)	110,380	178,816
Adolor Corp. Escrow(a)(c)	77,501	1
Agile Therapeutics Inc.(a)(b)	173,173	481,421
AMAG Pharmaceuticals Inc.(a)(b)	80,138	613,056
ANI Pharmaceuticals Inc.(a)(b)	24,187	782,208
Aquestive Therapeutics Inc.(a)(b)	50,451	245,192
Avenue Therapeutics Inc.(a)	17,279	186,095
Aytu BioScience Inc.(a)(b)	54,324	77,140
Baudax Bio Inc.(a)	37,986	157,642
BioDelivery Sciences International Inc.(a)	224,047	976,845
Cara Therapeutics Inc.(a)(b)	105,240	1,799,604
Cassava Sciences Inc.(a)	62,997	194,031
Cerecor Inc.(a)	74,678	194,163
Chiasma Inc.(a)(b)	93,694	504,074
Clearside Biomedical Inc.(a)(b)	88,290	165,985
Collegium Pharmaceutical Inc.(a)(b)	87,188	1,525,790
CorMedix Inc.(a)(b)	68,226	429,824
Cumberland Pharmaceuticals Inc.(a)(b)	24,478	81,512
Cymabay Therapeutics Inc.(a)(b)	177,707	620,197
Durect Corp.(a)	504,537	1,170,526
Eloxx Pharmaceuticals Inc.(a)(b)	66,759	202,280
Eton Pharmaceuticals Inc.(a)(b)	39,592	215,776
Evofem Biosciences Inc.(a)(b)	116,183	328,798
Evoke Pharma Inc.(a)	64,010	226,595
Evolus Inc.(a)(b)	57,449	304,480
Eyenovia Inc.(a)(b)	32,043	91,002

Security	Shares	Value

Pharmaceuticals (continued)
Fulcrum Therapeutics Inc.(a)(b)	32,248	$589,816
Harrow Health Inc.(a)(b)	57,797	301,122
Hoth Therapeutics Inc.(a)	17,656	45,552
IMARA Inc.(a)	12,871	355,626
Kala Pharmaceuticals Inc.(a)	100,649	1,057,821
Kaleido Biosciences Inc.(a)(b)	25,382	188,588
Lannett Co. Inc.(a)	82,481	598,812
Liquidia Technologies Inc.(a)	53,316	448,921
Lyra Therapeutics Inc.(a)	9,745	110,508
Mallinckrodt PLC(a)(b)	218,056	584,390
Marinus Pharmaceuticals Inc.(a)	213,391	542,013
Menlo Therapeutics Inc.(a)	267,975	463,597
Ocular Therapeutix Inc.(a)(b)	132,958	1,107,540
Omthera Pharmaceuticals Inc., NVS(c)	60,904	15,716
OncoMed Pharmaceuticals Inc., NVS(c)	60,904	609
Opiant Pharmaceuticals Inc.(a)	8,755	78,357
Optinose Inc.(a)(b)	81,131	603,615
Oramed Pharmaceuticals Inc.(a)(b)	54,529	192,487
Osmotica Pharmaceuticals PLC(a)(b)	33,806	227,514
Otonomy Inc.(a)(b)	72,893	263,873
Paratek Pharmaceuticals Inc.(a)	105,827	552,417
Provention Bio Inc.(a)(b)	108,783	1,534,928
Pulmatrix Inc.(a)	61,598	105,949
Recro Pharma Inc.(a)(b)	50,495	229,752
resTORbio Inc.(a)	60,358	129,770
Satsuma Pharmaceuticals Inc.(a)(b)	23,683	681,123
scPharmaceuticals Inc.(a)(b)	13,654	100,493
SIGA Technologies Inc.(a)(b)	139,501	824,451
Strongbridge Biopharma PLC(a)(b)	91,859	347,227
TFF Pharmaceuticals Inc.(a)	32,579	187,655
Trevi Therapeutics Inc.(a)	14,747	97,035
Verrica Pharmaceuticals Inc.(a)(b)	32,476	357,561
WaVe Life Sciences Ltd.(a)	52,467	546,181
Xeris Pharmaceuticals Inc.(a)(b)	94,962	252,599
Zynerba Pharmaceuticals Inc.(a)(b)	59,512	200,555

		25,923,657

Professional Services — 1.6%
Acacia Research Corp.(a)	105,366	430,947
Akerna Corp.(a)(b)	22,146	194,885
Barrett Business Services Inc.	19,578	1,040,179
BG Staffing Inc.	23,624	267,424
CRA International Inc.	19,292	762,034
DLH Holdings Corp.(a)	13,969	102,532
Forrester Research Inc.(a)	29,644	949,794
Franklin Covey Co.(a)	33,910	725,674
GP Strategies Corp.(a)(b)	39,309	337,271
Heidrick & Struggles International Inc.	49,278	1,065,390
Hill International Inc.(a)(b)	121,623	184,867
InnerWorkings Inc.(a)(b)	134,339	177,327
Kelly Services Inc., Class A, NVS	88,472	1,399,185
Kforce Inc.	51,450	1,504,912
Mastech Digital Inc.(a)(b)	10,574	274,184
Mistras Group Inc.(a)(b)	49,555	195,742
Red Violet Inc.(a)(b)	16,401	289,314
Rekor Systems Inc.(a)	32,771	131,084
Resources Connection Inc.	81,599	976,740
Willdan Group Inc.(a)(b)	26,662	666,817

		11,676,302

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 0.6%
Altisource Portfolio Solutions SA(a)(b)	12,651	$186,476
American Realty Investors Inc.(a)	4,020	36,140
CTO Realty Growth Inc.	11,978	473,131
eXp World Holdings Inc.(a)(b)	61,928	1,055,872
Forestar Group Inc.(a)	43,277	652,617
FRP Holdings Inc.(a)	17,447	707,999
Griffin Industrial Realty Inc.	2,676	144,959
Maui Land & Pineapple Co. Inc.(a)(b)	18,401	204,251
Rafael Holdings Inc., Class B(a)(b)	23,107	332,048
Tejon Ranch Co.(a)	54,861	789,998
Trinity Place Holdings Inc.(a)(b)	40,213	55,494

		4,638,985

Road & Rail — 0.3%
Covenant Transportation Group Inc., Class A(a)(b)	33,657	485,671
Daseke Inc.(a)(b)	120,993	475,502
HyreCar Inc.(a)(b)	39,607	116,049
PAM Transportation Services Inc.(a)(b)	4,234	130,196
U.S. Xpress Enterprises Inc., Class A(a)(b)	59,828	358,968
Universal Logistics Holdings Inc.	21,274	369,742
USA Truck Inc.(a)(b)	22,802	176,715
YRC Worldwide Inc.(a)(b)	97,031	179,507

		2,292,350

Semiconductors & Semiconductor Equipment — 2.8%
Aehr Test Systems(a)	57,940	112,983
Alpha & Omega Semiconductor Ltd.(a)(b)	52,270	568,698
Amtech Systems Inc.(a)(b)	31,110	151,506
Atomera Inc.(a)(b)	37,594	338,346
AXT Inc.(a)(b)	98,912	470,821
CEVA Inc.(a)	55,996	2,095,370
Cohu Inc.(b)	106,063	1,839,132
CyberOptics Corp.(a)(b)	18,409	592,954
DSP Group Inc.(a)(b)	55,685	884,278
Envision Solar International Inc.(a)	10,243	102,123
Everspin Technologies Inc.(a)(b)	35,220	247,244
GSI Technology Inc.(a)	41,295	296,498
Ichor Holdings Ltd.(a)(b)	57,447	1,526,941
Impinj Inc.(a)(b)	43,243	1,187,885
inTEST Corp.(a)(b)	26,534	89,420
NeoPhotonics Corp.(a)(b)	124,358	1,104,299
NVE Corp.	12,914	798,473
Onto Innovation Inc.(a)	2	68
PDF Solutions Inc.(a)(b)	75,524	1,477,249
Photronics Inc.(a)	143,245	1,594,317
Pixelworks Inc.(a)(b)	96,355	311,227
QuickLogic Corp.(a)	19,081	58,388
SiTime Corp.(a)(b)	13,162	624,010
SMART Global Holdings Inc.(a)(b)	36,359	988,238
Ultra Clean Holdings Inc.(a)(b)	102,281	2,314,619

		19,775,087

Software — 3.3%
A10 Networks Inc.(a)	159,115	1,083,573
Agilysys Inc.(a)	46,400	832,416
American Software Inc./GA, Class A	76,600	1,207,216
Asure Software Inc.(a)(b)	33,212	213,553
AudioEye Inc.(a)(b)	14,188	141,880
Aware Inc./MA(a)	35,507	116,463
ChannelAdvisor Corp.(a)(b)	70,329	1,114,011
Digimarc Corp.(a)(b)	30,729	491,357
Digital Turbine Inc.(a)(b)	212,759	2,674,381

Security	Shares	Value

Software (continued)
Domo Inc., Class B(a)(b)	65,762	$2,115,564
eGain Corp.(a)(b)	53,623	595,751
Finjan Holdings Inc.(a)(b)	55,788	85,913
GlobalSCAPE Inc.	38,249	372,928
GTY Technology Holdings Inc.(a)(b)	117,437	489,125
Intelligent Systems Corp.(a)(b)	18,678	636,546
Issuer Direct Corp.(a)	6,312	64,067
Majesco(a)	19,602	154,072
Mind CTI Ltd.	62,404	131,048
Mitek Systems Inc.(a)(b)	78,542	754,789
MobileIron Inc.(a)	248,696	1,226,071
OneSpan Inc.(a)(b)	86,851	2,425,748
Park City Group Inc.(a)	32,133	135,923
Rimini Street Inc.(a)	57,468	295,960
Riot Blockchain Inc.(a)(b)	84,976	188,647
Rosetta Stone Inc.(a)	59,784	1,007,958
Seachange International Inc.(a)(b)	79,334	119,794
SharpSpring Inc.(a)(b)	21,291	186,935
ShotSpotter Inc.(a)(b)	20,832	524,966
Smith Micro Software Inc.(a)(b)	86,767	386,981
Synacor Inc.(a)	84,412	95,386
Synchronoss Technologies Inc.(a)(b)	108,635	383,482
Telenav Inc.(a)	85,726	470,636
Verb Technology Co. Inc.(a)(b)	46,321	51,416
Veritone Inc.(a)(b)	60,363	896,994
VirnetX Holding Corp.	162,160	1,054,040
Zix Corp.(a)(b)	141,032	973,121

		23,698,711

Specialty Retail — 2.7%
America’s Car-Mart Inc./TX(a)	15,776	1,386,237
At Home Group Inc.(a)	125,333	813,411
Barnes & Noble Education Inc.(a)(b)	94,059	150,494
Blink Charging Co.(a)(b)	61,122	347,173
Boot Barn Holdings Inc.(a)	72,967	1,573,169
Build-A-Bear Workshop Inc.(a)(b)	35,407	77,187
Caleres Inc.	99,692	831,431
Cato Corp. (The), Class A	52,371	428,395
Chico’s FAS Inc.	305,236	421,226
Citi Trends Inc.	28,544	577,160
Conn’s Inc.(a)	46,449	468,670
Container Store Group Inc. (The)(a)(b)	44,342	143,668
Envela Corp.(a)(b)	21,195	129,290
Express Inc.(a)(b)	159,974	246,360
GameStop Corp., Class A(a)(b)	146,830	637,242
Genesco Inc.(a)	36,863	798,453
GrowGeneration Corp.(a)	72,404	495,243
Haverty Furniture Companies Inc.	43,500	696,000
Hibbett Sports Inc.(a)(b)	42,637	892,819
Lazydays Holdings Inc.(a)(b)	14,943	130,154
LMP Automotive Holdings Inc.(a)(b)	6,393	62,651
Lumber Liquidators Holdings Inc.(a)(b)	74,530	1,032,986
MarineMax Inc.(a)(b)	53,470	1,197,193
OneWater Marine Inc., Class A(a)(b)	12,567	305,127
Shoe Carnival Inc.	24,455	715,798
Sportsman’s Warehouse Holdings Inc.(a)(b)	110,692	1,577,361
Tailored Brands Inc.(b)	115,333	108,182
Tandy Leather Factory Inc.(a)(b)	14,986	50,053
Tilly’s Inc., Class A	57,650	326,875
TravelCenters of America Inc.(a)	18,647	287,164
Winmark Corp.	5,505	942,676

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Zumiez Inc.(a)	54,476	$1,491,553

		19,341,401

Technology Hardware, Storage & Peripherals — 0.3%
AstroNova Inc.	18,752	149,266
Avid Technology Inc.(a)(b)	82,365	598,793
Eastman Kodak Co.(a)	36,864	82,207
Immersion Corp.(a)	43,514	271,092
Intevac Inc.(a)	61,327	334,845
One Stop Systems Inc.(a)(b)	32,908	64,829
Quantum Corp.(a)(b)	77,663	299,779
TransAct Technologies Inc.	21,282	97,472

		1,898,283

Textiles, Apparel & Luxury Goods — 0.5%
Crown Crafts Inc.	26,086	127,300
Culp Inc.	31,967	275,236
Delta Apparel Inc.(a)(b)	16,774	203,301
Fossil Group Inc.(a)(b)	122,886	571,420
Jerash Holdings U.S. Inc.	2,855	13,904
Lakeland Industries Inc.(a)(b)	20,311	455,576
Movado Group Inc.	40,817	442,456
Rocky Brands Inc.	17,931	368,661
Superior Group of Companies Inc.	28,334	379,675
Unifi Inc.(a)	35,025	451,122
Vera Bradley Inc.(a)(b)	50,507	224,251
Vince Holding Corp.(a)(b)	7,220	40,071

		3,552,973

Thrifts & Mortgage Finance — 2.3%
Bogota Financial Corp.(a)(b)	16,731	146,229
Bridgewater Bancshares Inc.(a)(b)	62,712	642,798
Broadway Financial Corp./DE(a)	48,352	102,023
CBM Bancorp Inc.	11,091	134,201
Central Federal Corp.(a)(b)	9,644	97,404
ESSA Bancorp. Inc.	25,924	360,862
Federal Agricultural Mortgage Corp., Class C, NVS	23,471	1,502,379
First Seacoast Bancorp.(a)(b)	5,357	32,946
FS Bancorp. Inc.	9,602	370,349
Hingham Institution for Savings	3,130	525,151
Home Bancorp. Inc.	18,094	484,014
HomeStreet Inc.	50,376	1,239,753
Impac Mortgage Holdings Inc.(a)(b)	32,307	54,599
Luther Burbank Corp.	48,869	488,690
Merchants Bancorp./IN	23,336	431,483
Meridian Bancorp. Inc.	125,986	1,461,438
MMA Capital Holdings Inc.(a)(b)	11,313	261,557
MSB Financial Corp./MD	11,510	126,610
OP Bancorp	36,461	251,581
PCSB Financial Corp.	43,895	556,589
Pioneer Bancorp. Inc./NY(a)	30,242	276,714
Ponce de Leon Federal Bank(a)(b)	22,863	232,745
Premier Financial Corp.	95,908	1,694,694
Provident Bancorp Inc.	24,167	189,953
Provident Financial Holdings Inc.	18,213	244,236
Prudential Bancorp. Inc.	20,771	250,083
Randolph Bancorp Inc.(a)(b)	13,919	139,886
Rhinebeck Bancorp Inc.(a)(b)	12,268	80,478
Riverview Bancorp. Inc.	62,413	352,633
Sachem Capital Corp.	53,682	158,899
Security National Financial Corp., Class A(a)(b)	29,542	199,261
Severn Bancorp. Inc.	27,694	179,457

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Southern Missouri Bancorp. Inc.	18,016	$437,789
Sterling Bancorp Inc./MI	45,375	162,442
Territorial Bancorp. Inc.	21,206	504,491
Timberland Bancorp. Inc./WA	20,277	369,244
Velocity Financial Inc.(a)(b)	22,736	89,807
Waterstone Financial Inc.	62,222	922,752
Western New England Bancorp Inc.	63,201	365,934

		16,122,154

Tobacco — 0.1%
Turning Point Brands Inc.	22,227	553,675

Trading Companies & Distributors — 0.8%
Alta Equipment Group Inc.(a)	44,631	346,783
BlueLinx Holdings Inc.(a)(b)	25,181	215,801
CAI International Inc.(a)	41,976	699,320
DXP Enterprises Inc./TX(a)	43,174	859,594
EVI Industries Inc.(a)(b)	13,144	285,356
Foundation Building Materials Inc.(a)	54,162	845,469
General Finance Corp.(a)(b)	28,520	191,369
Houston Wire & Cable Co.(a)(b)	37,475	88,441
Huttig Building Products Inc.(a)(b)	67,667	75,787
Lawson Products Inc./DE(a)	9,244	298,211
Nesco Holding Inc.(a)	37,234	149,681
Titan Machinery Inc.(a)(b)	50,205	545,226
Transcat Inc.(a)	17,710	457,981
Veritiv Corp.(a)	34,380	583,085
Willis Lease Finance Corp.(a)	8,102	196,717

		5,838,821

Transportation Infrastructure — 0.0%
Bristow Group Inc.(a)	17,626	245,530

Water Utilities — 0.6%
Artesian Resources Corp., Class A, NVS	21,606	784,082
Cadiz Inc.(a)(b)	51,659	524,856
Consolidated Water Co. Ltd.	38,600	556,998
Global Water Resources Inc.	35,776	377,079
Pure Cycle Corp.(a)	47,881	440,026
York Water Co. (The)	34,549	1,656,970

		4,340,011

Wireless Telecommunication Services — 0.3%
Boingo Wireless Inc.(a)(b)	111,959	1,491,294
Gogo Inc.(a)(b)	152,372	481,495
Spok Holdings Inc.	44,963	420,404

		2,393,193

Total Common Stocks — 99.8% (Cost: $835,791,511)		712,193,212

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 17.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(e)(f)(g)	125,807,791	$125,971,341

Total Short-Term Investments — 17.7% (Cost: $125,814,582)		125,971,341

Total Investments in Securities — 117.5% (Cost: $961,606,093)		838,164,553

Other Assets, Less Liabilities — (17.5)%		(124,553,604)

Net Assets — 100.0%		$713,610,949

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	119,533,914	6,273,877	125,807,791	$125,971,341	$983,644	(b)	$27,082		$165,595
BlackRock Cash Funds: Treasury, SL Agency Shares	1,160,000	(1,160,000)	—	—	558		—		—

				$125,971,341	$984,202		$27,082		$165,595

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	16	09/18/20	$1,150	$12,840

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Micro-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$712,091,378	$—	$101,834	$712,193,212
Money Market Funds	125,971,341	—	—	125,971,341

	$838,062,719	$—	$101,834	$838,164,553

Derivative financial instruments(a)
Assets
Futures Contracts	$12,840	$—	$—	$12,840

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares